RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Restructured loans	$ 4,729,815	$ 9,243,525
Local
Disclosure of financial assets [line items]
Restructured loans	3,081,868	2,301,239
Foreign
Disclosure of financial assets [line items]
Restructured loans	$ 1,647,947	$ 6,942,286